Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2009
Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Geoffrey Stein is manager of VIP Asset Manager Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

VAM-09-01 June 12, 2009
1.797978.108

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager: Growth® Portfolio
April 30, 2009
Prospectus

Effective June 1, 2009, the following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Geoffrey Stein is manager of VIP Asset Manager: Growth Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Stein.

VAMG-09-01 June 12, 2009
1.797980.108

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Strategic Income Portfolio
April 30, 2009
Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Christopher Sharpe is co-manager of VIP Strategic Income Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

VIPSI-09-01 June 12, 2009
1.805596.109

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Asset Manager: Growth® Portfolio
Investment Grade Bond Portfolio
Money Market Portfolio
Strategic Income Portfolio
Investor Class
April 30, 2009
Prospectus

On April 13, 2009, the Board of Trustees of Variable Insurance Products Money Market Portfolio (the "Fund") approved extending the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each participating fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

Call Fidelity with any questions regarding the Fund´s participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 19.

Geoffrey Stein is manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Christopher Sharpe is co-manager of VIP Strategic Income Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

VINV-09-03 June 12, 2009
1.870923.105

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Asset Manager Portfolio
Asset Manager: Growth® Portfolio
Investment Grade Bond Portfolio
Money Market Portfolio
Strategic Income Portfolio
Prospectus
April 30, 2009

On April 13, 2009, the Board of Trustees of Fidelity Variable Insurance Products Money Market Portfolio (the "Fund") approved extending the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each participating fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

Call Fidelity with any questions regarding the Fund´s participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 19.

Geoffrey Stein is manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, each of which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Christopher Sharpe is co-manager of VIP Strategic Income Portfolio, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

VINC-09-03 June 12, 2009
1.868337.106